SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	$ 211,084	$ 103,179
Repayment of short-term loans	182,362	153,500	$ 90,000
Short-term Debt	212,734	100,000
Mortgages [Member]
Debt Instrument [Line Items]
Loans Payable, Current	9,310
Short Term Debt [Member]
Debt Instrument [Line Items]
Pledged deposits released by financial institutions		$ 103,179
Short-term Debt	$ 22,730
Short-term Debt, Weighted Average Interest Rate	1.92%	1.40%
Short Term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	0.90%	1.00%
Short Term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR		1.05%
Long Term Debt [Member]
Debt Instrument [Line Items]
Proceeds from Bank Debt	$ 87,920
Long Term Debt [Member] | Maturity on Demand [Member]
Debt Instrument [Line Items]
Loans Payable, Current	13,420
Bank Borrowings [Member]
Debt Instrument [Line Items]
Secured Bank Borrowings	190,000	$ 100,000
Bank Borrowings [Member] | Short Term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	$ 209,642	$ 103,179